Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2014	2015
ASSETS:
Cash and cash equivalents	$13,926	$10,318
Restricted time deposit	294	—
Accounts receivable, net	62,725	49,272
Prepaid expense	7,762	4,202
Other receivable	7,130	31,328
Due from affiliates	171,808	192,204
Due from Sohu Group	5,095	242
Other current assets	1,406	—

Total current assets	270,146	287,566

Goodwill	127,541	10,257
Deferred tax assets and provision	18,066	11,665
Other non-current assets	81,723	6,879

Total assets	$497,476	$316,367

LIABILITIES:
Accounts payable	$27,153	$8,414
Accrued and other short-term liabilities	17,022	11,379
Due to affiliates	233,715	83,602
Receipts in advance and deferred revenue	37,871	36,463
Tax payable	5,139	13,700
Contingent consideration- current	3,935	—

Total current liabilities	324,835	153,558

Contingent consideration- non-current	1,929	—
Other long-term liabilities	1,799	1,540

Total liabilities	$328,563	$155,098

	For the Year ended December 31, (in thousands)
	2013	2014	2015
Net revenue	$719,253	$726,668	$742,547
Net income/(loss)	(1,170)	(108,889)	2,499

	For the Year ended December 31, (in thousands)
	2013	2014	2015
Net cash provided by operating activities	$102,086	$2,296	$(74,415)
Net cash used in investing activities	(53,925)	(94,257)	71,687
Net cash used in financing activities	—	(793)	—